FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2023
FINANCIAL LIABILITIES
FINANCIAL LIABILITIES

28.FINANCIAL LIABILITIES

The following table shows an overview of the financial liabilities of SCHMID:

in € thousand	12/31/2023	12/31/2022
Non-current financial liabilities	22,190	34,406
Current financial liabilities	26,053	128,454
Total financial liabilities	48,244	162,860

The following table presents details on SCHMID’s borrowings.

in € thousand	12/31/2023	12/31/2022
Non-current borrowings	22,190	34,406
Loans from debt funds	—	24,393
Loans from other third parties	2,336	—
Loans from shareholders	19,854	10,013
Current borrowings	26,053	128,454
Loans from banks	1,225	12,003
Loans from debt funds	—	79,773
Loans from other third parties	—	3,540
Loans from shareholders	8,102	16,493
Loans from other related parties	16,726	16,646
Total borrowings	48,244	162,860

Loans from debt funds

The loans from debt funds line item consisted of five loans received from two private debt funds. In 2023, SCHMID repaid all loans from debt funds. For further details see note 5. Significant Events in the Period ended December 31, 2023.

Loans from banks

During 2023, three loans from banks have been repaid. As of December 31, 2023, SCHMID has two loans from banks.

Loans from other third parties

Loans from other third parties mainly consist of loans from two individuals that are not related to SCHMID. In August 2023, one of the third party loans amounting to €1,234 thousand has been repaid. The other loan carries a floating interest rate of EURIBOR plus 3 % margin and had initial term of two years.

Loans from shareholders

The shareholders provided loan facilities of €15 million and €11 million in 2016. At the end of 2016, both shareholders waived part of their claims (€5 million). As the waivers are with debtor warrants, the claims will revive once a certain equity ratio is reached. As of December 31, 2023, SCHMID did not reach the equity ratio, but is expecting to reach the equity ratio within the next year. As a result, for both events the carrying amount was adjusted by recording the change in carrying amount in interest expense. The new carrying amount reflects the new estimated cash flows discounted with the original effective interest rate. For the remaining €19,854 million the shareholders declared their claims as subordinated to all other liabilities of SCHMID to ensure that the satisfaction of their claims will not lead to an over-indebtedness. Interest is floating at EURIBOR plus 1% margin, whereby EURIBOR is floored at 0.25%.

Loans from other related parties

The loans from related parties are provided by key management personnel and Schmid Grundstücke GmbH & Co. KG, which is an entity controlled by a related party. For further details please refer to note 35. Related Party Disclosures.

Share option

In 2021 SCHMID entered into an agreement with an Investor to obtain a shareholding in the entity SCHMID Technology (Guangdong) Co. Ltd. (STG). In the investment agreement, it was agreed that the investor acquire 20.9% of the ownership in STG for €25.0 million in a first step and at the same time SCHMID grants the investor the right to acquire further shares at two occasions. In December 2021 the investor acquired a further 3.2% of the shares in STG for a predetermined price of €5.0 million. In addition, the investor had the right to increase its ownership in STG by a further 5.6% after June 30, 2022. The price of those shares is dependent on the achievement of a certain revenue target and will be adjusted if the target is not met.

As not all capital increases had been executed as of the year-ended 2021 an embedded derivative was recognized under IFRS 9. Given the positive development of the entity a derivative liability was recognized as of year-end 2021 and during 2022. At year-end 2022 the pre-defined time frame for the revenue target ended at which time the price for the shares was fixed. As the fixed-for-fixed criteria for classification as equity was fulfilled at this time, the derivative liability was reclassified to Owners Net Investment at its fair value. Despite the fact that the price became fixed at the end of 2022 the Investor has not transferred the additional required investment. In 2024 a new agreement was signed. For further details please refer to note 36. Events after the Reporting Period.

For the years ended 2023 and 2022 the minority investment was treated as non-controlling interest according to IFRS 10.26